Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 79,995	¥ 56,836	¥ 58,011
Provision (Reversal)	0	0	24,425
Charge-offs	(24,897)	(37,432)	(24,920)
Recoveries	474	805	788
Other	3,818	858	(1,468)
Ending balance	71,416	79,995	56,836
Allowance for credit losses, Individually Evaluated for Impairment			13,447
Allowance for credit losses, Not Individually Evaluated for Impairment	49,660	58,141	43,389
Financing receivables, Ending balance	4,744,682	4,609,702	4,694,256
Financing receivables, Individually evaluated for impairment			85,820
Financing receivables, Not individually evaluated for impairment			4,608,436
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		20,542	21,195
Provision (Reversal)			12,254
Charge-offs			(13,723)
Recoveries			554
Other			262
Ending balance			20,542
Allowance for credit losses, Individually Evaluated for Impairment			3,602
Allowance for credit losses, Not Individually Evaluated for Impairment			16,940
Financing receivables, Ending balance	2,343,030	2,311,624	2,171,139
Financing receivables, Individually evaluated for impairment			26,533
Financing receivables, Not individually evaluated for impairment			2,144,606
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, Ending balance	1,343,679	1,268,560
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,835	1,458	3,186
Provision (Reversal)			(24)
Charge-offs	(2,372)	(4,040)	(1,789)
Recoveries	114	46	77
Other	15	119	8	[1]
Ending balance	1,575	1,835	1,458
Allowance for credit losses, Individually Evaluated for Impairment			667
Allowance for credit losses, Not Individually Evaluated for Impairment	¥ 608	681	791
Financing receivables, Ending balance			13,218
Financing receivables, Individually evaluated for impairment			1,605
Financing receivables, Not individually evaluated for impairment			11,613
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,786	919
Provision (Reversal)			903
Charge-offs			(1)
Recoveries			0
Other			(35)
Ending balance			1,786
Allowance for credit losses, Individually Evaluated for Impairment			228
Allowance for credit losses, Not Individually Evaluated for Impairment			1,558
Financing receivables, Ending balance			132,081
Financing receivables, Individually evaluated for impairment			2,466
Financing receivables, Not individually evaluated for impairment			129,615
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		21,358	20,662
Provision (Reversal)			7,988
Charge-offs			(6,548)
Recoveries			133
Other			(877)
Ending balance			21,358
Allowance for credit losses, Individually Evaluated for Impairment			8,950
Allowance for credit losses, Not Individually Evaluated for Impairment			12,408
Financing receivables, Ending balance			1,296,854
Financing receivables, Individually evaluated for impairment			55,216
Financing receivables, Not individually evaluated for impairment			1,241,638
Direct financing leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 11,692	12,049
Provision (Reversal)			3,304
Charge-offs			(2,859)
Recoveries			24
Other			(826)
Ending balance			11,692
Allowance for credit losses, Individually Evaluated for Impairment			0
Allowance for credit losses, Not Individually Evaluated for Impairment			11,692
Financing receivables, Ending balance			1,080,964
Financing receivables, Individually evaluated for impairment			0
Financing receivables, Not individually evaluated for impairment			¥ 1,080,964

[1]	Other includes foreign currency translation adjustments.